PIA High Yield (MACS) Fund
Schedule of Investments
February 28, 2026 (Unaudited)

CORPORATE BONDS - 88.7%	Par	Value
Advertising - 1.1%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030 (a)	$1,800,000	$1,900,280
7.13%, 02/15/2031 (a)	225,000	237,829
		2,138,109

Aerospace/Defense - 1.2%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032 (a)	2,165,000	2,219,149

Airlines - 1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	2,945,000	2,743,123

Auto Parts & Equipment - 1.2%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032 (a)	2,100,000	2,138,601

Building Materials - 3.9%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (a)	1,850,000	1,853,449
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	750,000	756,811
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	1,775,000	1,657,531
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.50%, 04/15/2030 (a)	2,625,000	945,000
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	1,650,000	1,650,795
8.88%, 11/15/2031 (a)	350,000	372,056
		7,235,642

Chemicals - 7.3%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	2,597,000	181,790
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	1,725,000	1,451,156
12.00%, 02/15/2031 (a)	1,586,000	1,373,873
GPD Cos., Inc., 12.50% (or 2.38% PIK), 12/31/2029 (a)	3,228,378	1,716,610
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	2,084,000	1,835,604
Innophos Holdings, Inc., 11.50%, 06/15/2029 (a)	2,985,500	2,690,801
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	2,300,000	2,272,611
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	2,010,000	2,143,054
		13,665,499

Coal - 1.2%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	2,380,000	2,175,859

Commercial Services - 14.5%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	2,410,000	2,276,884
AMN Healthcare, Inc., 6.50%, 01/15/2031 (a)	1,875,000	1,883,979
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	2,350,000	2,237,016
Cimpress PLC, 7.38%, 09/15/2032 (a)	2,100,000	2,115,254
CPI CG, Inc., 10.00%, 07/15/2029 (a)	930,000	984,970
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	1,455,000	1,492,562
Deluxe Corp., 8.13%, 09/15/2029 (a)	2,050,000	2,153,160
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	2,350,000	2,339,654
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	1,990,000	1,955,484
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	2,125,000	2,191,791
StoneMor, Inc., 8.50%, 05/15/2029 (a)	2,130,000	2,067,578
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	2,075,000	2,166,514
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	2,875,000	3,079,582
		26,944,428

Computers - 0.9%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	2,475,000	1,712,656

Diversified Financial Services - 2.6%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	700,000	696,622
6.88%, 04/15/2030 (a)	1,255,000	1,219,006
9.25%, 07/01/2031 (a)	300,000	305,151
7.50%, 07/15/2033 (a)	300,000	280,971
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	2,300,000	2,411,571
		4,913,321

Electrical Components & Equipment - 0.4%
WESCO Distribution, Inc., 5.50%, 04/15/2034 (a)	675,000	682,918

Engineering & Construction - 3.5%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	2,120,000	2,161,397
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	2,250,000	2,245,359
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	2,135,000	2,164,115
		6,570,871

Entertainment - 3.4%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033 (a)	2,155,000	2,143,207
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	2,325,000	2,109,658
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	1,950,000	2,083,446
		6,336,311

Food - 2.3%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	2,040,000	2,143,175
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	2,250,000	2,174,323
		4,317,498

Food Service - 1.2%
TKC Holdings, Inc.
8.50%, 08/15/2030 (a)	1,125,000	1,151,988
12.00%, 02/15/2031 (a)	1,025,000	1,077,139
		2,229,127

Forest Products & Paper - 2.4%
Magnera Corp.
4.75%, 11/15/2029 (a)	2,165,000	2,012,969
7.25%, 11/15/2031 (a)	500,000	489,971
Mercer International, Inc.
12.88%, 10/01/2028 (a)	1,237,000	865,443
5.13%, 02/01/2029	1,725,000	1,069,073
		4,437,456

Insurance - 2.2%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (a)	1,950,000	1,914,411
Asurion LLC and Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034 (a)	2,200,000	2,190,895
		4,105,306

Internet - 1.8%
ION Platform Finance US, Inc. / ION Platform Finance SARL
4.63%, 05/01/2028 (a)	1,625,000	1,505,371
5.75%, 05/15/2028 (a)	1,355,000	1,272,326
8.75%, 05/01/2029 (a)	170,000	157,737
9.50%, 05/30/2029 (a)	500,000	469,482
		3,404,916

Machinery-Diversified - 1.7%
Columbus McKinnon Corp., 7.13%, 02/01/2033 (a)	2,200,000	2,267,529
OT Merger Corp., 7.88%, 10/15/2029 (a)	3,231,000	807,750
		3,075,279

Media - 3.9%
Beasley Mezzanine Holdings LLC
11.00%, 08/01/2028 (a)	293,000	294,465
9.20%, 08/01/2028 (a)	2,403,000	931,162
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	3,100,000	2,061,500
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	1,375,000	1,305,319
7.38%, 06/30/2030 (a)	400,000	400,330
8.50%, 07/31/2031 (a)	250,000	256,041
9.38%, 08/01/2032 (a)	525,000	555,632
Urban One, Inc., 7.38%, 02/01/2028 (a)	2,712,000	1,384,842
		7,189,291

Metal Fabricate/Hardware - 2.6%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	2,210,000	2,296,453
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	2,600,000	2,561,273
		4,857,726

Mining - 2.6%
Compass Minerals International, Inc.
6.75%, 12/01/2027 (a)	691,000	694,593
8.00%, 07/01/2030 (a)	2,000,000	2,109,708
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030 (a)	1,940,000	2,008,007
		4,812,308

Miscellaneous Manufacturing - 1.5%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028 (a)	791,562	821,134
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	1,950,000	2,027,941
		2,849,075

Office-Business Equipment - 1.3%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	2,400,000	2,402,573

Oil & Gas Services - 4.8%
Bristow Group, Inc.
6.88%, 03/01/2028 (a)	2,000,000	2,000,000
6.75%, 02/01/2033 (a)	2,070,000	2,101,487
CHC Group LLC, 11.75%, 09/01/2030 (a)	2,915,000	2,878,284
Enerflex, Inc., 6.88%, 01/15/2031 (a)	1,915,000	1,983,500
		8,963,271

Packaging & Containers - 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031 (a)	1,600,000	1,638,410
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030 (a)	2,075,000	2,127,819
		3,766,229

Pharmaceuticals - 1.2%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	2,605,000	2,256,581

Pipelines - 7.4%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	1,175,000	1,189,180
8.25%, 01/15/2032 (a)	390,000	412,934
7.13%, 07/01/2033 (a)	525,000	544,227
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,699,000	2,624,066
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	2,070,000	2,159,134
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	1,000,000	1,037,692
8.38%, 02/15/2032 (a)	1,280,000	1,343,178
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	2,200,000	2,304,029
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	2,105,000	2,201,024
		13,815,464

Retail - 3.0%
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029 (a)	2,325,000	2,249,068
9.25%, 01/15/2031 (a)	1,200,000	1,245,871
Park River Holdings, Inc., 8.00%, 03/15/2031 (a)	2,050,000	2,068,448
		5,563,387

Transportation - 4.1%
Brightline East LLC, 11.00%, 01/31/2030 (a)	2,320,000	638,000
Rand Parent LLC, 8.50%, 02/15/2030 (a)	2,180,000	2,275,876
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	2,350,000	2,239,022
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	2,425,000	2,552,948
		7,705,846
TOTAL CORPORATE BONDS (Cost $175,854,284)		165,227,820

COMMON STOCKS - 0.0% (b)	Shares	Value
Building Materials - 0.0% (b)
Northwest Hardwoods (c)(d)	2,996	4,494
TOTAL COMMON STOCKS (Cost $137,017)		4,494

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.7%	Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.55% (e)	16,199,465	16,199,465
TOTAL MONEY MARKET FUNDS (Cost $16,199,465)		16,199,465

TOTAL INVESTMENTS - 97.4% (Cost $192,190,766)		181,431,779
Other Assets in Excess of Liabilities - 2.6%		4,804,572
TOTAL NET ASSETS - 100.0%		$186,236,351

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PIK - Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $162,969,567 or 87.5% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,494 or 0.0% of net assets as of February 28, 2026.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

PIA High Yield (MACS) Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$165,227,820	$–	$165,227,820
Common Stocks	–	–	4,494	4,494
Money Market Funds	16,199,465	–	–	16,199,465
Total Investments	$16,199,465	$165,227,820	$4,494	$181,431,779

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of November 30, 2025	$37,450
Change in unrealized appreciation/(depreciation)	(32,956)
Ending balance as of February 28, 2026	$4,494
$0
Change in unrealized appreciation/depreciation still held as of February 28, 2026	$(32,956)

Description	Fair Value as of February 28, 2026	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$4,494	Market Transaction Method	Prior/Recent Transaction	$1.50